Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2019
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Transactions And Outstanding Balances For Related Party Explanatory [Text Block]
Note 11
Accounts and transactions with related
parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Conditions of the balances and transactions with related parties:

(1)  Business operations agreed upon Chilean peso with a payment condition usually up to 30 days.

(2)  Business operations agreed upon in foreign currencies and with a payment condition up to 30 days. Balances are presented at the closing exchange rate.

(3)

An agreement of the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the capital contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract,
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.
renewed the contract for a period of nine years with maturing in the year 2023. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015.

(4)

An agreement of grape supply between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital, with a term of eight years, and annual payments with a last payment maturing on May 31, 2020.

(5)  Business operations agreed upon Chilean pesos between the subsidiary Cervecería Kunstmann S.A. with Cervecería Szot SpA., which will accrue interest corresponding to the nominal TAB rate of 30 days plus spread of 0.78% per year. This operation has a duration of twelve months from September 5, 2018, automatically renewable for equal and successive periods, and any of the parties may terminate in advance, by means of a notice to the other, given thirty days in advance of the date on which it is desired to expire.

(6)

Business operations agreed upon Chilean pesos of the subsidiary Cervecería Guayacán SpA. with Inversiones Diaguitas # 33 SpA., which will accrue interest corresponding to the nominal TAB rate of 30 days plus spread of 0.78% per year. This operation has a duration of eighteen months from May 30, 2019.

The transaction table includes the main transactions made with related parties.

The detail of the accounts receivable and payable from related parties as of December 31, 2019 and 2018, are detailed as follows:

Accounts receivable from related
parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2019	As of December 31, 2018
							ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	1,334	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	19,475	-
76,029,109-9	Inversiones Chile Chico Ltda.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	1,928	2,959
76,079,669-7	Minera Antucoya	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	350	161
76,111,872-2	Inversiones Tv Medios Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	22	33
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	51
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	30,888	51,667
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,437	153
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,046	738
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,948	141
76,481,675-7	Cervecería Szot SpA.	Chile	(5)	Associate of subsidiary (until august 2019)	Loan	CLP	-	50,825
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary (until august 2019)	Services provided	CLP	-	2,869
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary (until august 2019)	Sales of products	CLP	-	23,090
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	11,845	24,029
76,727,040-2	Minera Centinela	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,081	608
76,806,870-4	Transacciones e Inv. Arizona S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	11
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	22,755	23,229
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	192,227	78,435
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	1,277,205	1,222,832
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Services provided	CLP	380,253	751,805
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	5,453	5,070
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	800,000	14,393
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Sales of products	UF	48,353	47,082
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	33,827	32,149
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	2,898	1,478
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,173	1,264
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	32	33
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	2,141	3,929
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	6,841	4,384
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	85	149
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,218	3,167
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	177,270	195,720
96,427,000-7	Inversiones y Rentas S.A.	Chile	(1)	Controller	Services provided	CLP	2,708	3,465
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,325	853
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	889	3,545
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	936	-
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,028	-
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	315
96,790,240-3	Minera Los Pelambres	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	588	300
96,819,020-2	Agrícola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	22	11
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	32	33
96,892,490-7	Protección y Seguridad S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	248	-
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	9,516	-
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	126,755	139,647
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Remittance send	CLP	-	2,923
96,922,250-7	Agrícola Valle Nuevo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	32	33
96,951,040-5	Inversiones Rosario S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	65	22
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	9,767	44,604
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Remittance send	CLP	-	20,035
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Services provided	CLP	17,626	269,616
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Sales of products	CLP	-	11,071
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Sales of products	USD	77,375	9,480
0-E	QSR S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	688	434
Total							3,278,685	3,048,841

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2019	As of December 31, 2018
							ThCh$	ThCh$
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	118,122	143,783
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Sales of products	UF	-	47,082
Total							118,122	190,865

Accounts payable to related parties
Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2019	As of December 31, 2018
							ThCh$	ThCh$
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	148,288	277,515
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	24,910	32,646
76,460,328-1	Inversiones Diaguitas #33 SpA.	Chile	(6)	Shareholder of subsidiary	Loan	CLP	188,669	-
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Purchase of products	CLP	161,612	-
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Purchase of products	CLP	-	2,199
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	9	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	480	8,704
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	72,148	92,129
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,972	4,218
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	258,133	1,160,168
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	-	417
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	919	-
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	1,898	44,239
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	911	1,711
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	76
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	654,756	736,974
96,689,310-9	Transbank S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	273	5,868
96,798,520-1	Saam Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	807	17,201
96,810,030-0	Radiodifusión SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	14,230	41,170
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,792	15,724
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Remittance received	CLP	-	7,869
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	1,806,688	1,204,662
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	76,420	109,091
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	22,230	1,244
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	-	19,920
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Remittance received	CLP	-	46,708
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Consignation sales	CLP	-	211,985
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	30,565	11,879
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Services received	USD	145,454	24,449
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	11,893	12,256
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	59,740	120,726
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	1,355,062	1,044,963
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	2,100,423	1,486,100
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	1,554,066	12,879
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services received	USD	-	1,025
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	122	-
0-E	Banco BASA S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	-	18
0-E	Emprendimientos Hoteleros S.A.E.C.A	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	11,334	11,249
0-E	Watt's Alimentos S.A.	Paraguay	(2)	Related joint venture shareholder	Purchase of products	USD	112,891	106,531
0-E	Hoteles Contemporáneos S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	494	-
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	CHF	160,245	62,397
Total							8,979,434	6,936,910

Most significant transactions and effects on results:

As of December 31, 2019 and 2018 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2019		2018
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	2,813	1,988	2,045	1,454
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	2,054,644	(2,054,644)	2,641,844	(2,641,844)
76,178,803-5	Viña Tabali S.A.	Chile	Related to the controller's shareholder	Services provided	69,567	25,771	90,214	90,214
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	14,493,784	-	4,522,295	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	160,967	(160,967)	159,652	(159,652)
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	9,016	6,372	7,246	5,152
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	135,589	(135,589)	113,507	(113,507)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	796,617	614,988	773,056	589,466
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	544,738	(544,738)	405,845	(405,845)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	6,975,121	4,492,551	5,691,405	3,761,223
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	10,237,934	-	10,555,440	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	2,289,097	2,289,097	2,756,584	2,756,584
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	269,996	(269,996)	302,332	(302,332)
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	3,886,021	-	990,073	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	4,496,965	-	5,432,008	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	928,507	-	768,325	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	36,828	4,285	35,016	3,863
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limari Ltda.	Chile	Shareholder of subsidiary	Sales of products	12,367	8,164	3,731	2,464
90,703,000-8	Nestlé Chile S.A.	Chile	Related to the controller	Dividends paid	4,931,641	-	3,922,143	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	19,952	13,932	20,362	14,330
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	200,481	(200,481)	227,106	(227,106)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	444,367	(444,367)	277,482	(277,482)
92,048,000-4	SAAM S.A.	Chile	Related to the controller's shareholder	Services received	-	-	11,453	(5,366)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	38,007	28,630	34,966	27,973
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,394,919	988,572	1,434,303	1,020,286
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	112,614,526	-	35,137,554	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,176	9,176	9,106	9,106
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	531,200,000	-	1,231,060,000	-
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	552,594,958	274,958	1,220,115,263	1,225,263
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	5,201,040	-	3,823,086	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	86,790	81,906	35,852	28,656
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	-	-	87,894	(87,894)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,188	840	1,095	779
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	187,378	(187,378)	167,149	(167,149)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	41,188	-	83,711	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	306,153	(306,153)	470,325	(470,325)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	14,235,437	-	10,055,050	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	438,258	-	372,088	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	331,083	(331,083)	329,276	(329,276)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	253,789	253,789	258,099	258,099
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	71,885	51,102	38,444	28,125
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	149,209	(149,209)	165,325	(165,325)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	106,006,335	-	374,540,529	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	75,540,396	2,859	42,723,097	(753,383)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	105,256,049	175,733	371,884,715	343,839
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	393,096	(393,096)	368,839	(368,839)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	246,431	223,733	247,781	218,469
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	5,515	(5,515)	24,944	(24,944)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Capital decrease	11,200,000	-	-	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	325,857	325,857	444,677	444,677
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	956,516	-	3,029,169	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate (until july 2019)	Sales of products	-	-	194,516	73,916
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	157,818	(157,818)	67,426	(67,426)
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	13,563,816	-	59,505,559	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	265,594	(265,594)	247,395	(247,395)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	13,916,593	-	11,604,832	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	10,395,266	(10,395,266)	9,678,688	(9,678,688)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	116,703	(116,703)	73,733	(73,733)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,458	797	-	-
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,284	893	2,003	1,318
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	704	368	671	392
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,304	1,412	7,697	4,737
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	239	60	-	-
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	15,626	9,009	12,401	8,101
0-E	Fundación Ñande Paraguay	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	1,602	947
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,860	1,005	217	107
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	457	135	836	242
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	967	665	5,973	4,154
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	774	543	871	610
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,161	1,040	4,069	2,825
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	93,590	60,787	32,858	19,080
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,489	2,152	25,861	16,339
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	984,337	(984,337)	706,629	(706,629)

As of December 31, 2018 and 2017 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2018		2017
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	2,045	1,454	1,501	1,200
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	2,641,844	(2,641,844)	2,064,067	(2,064,067)
76,178,803-5	Viña Tabali S.A.	Chile	Related to the controller's shareholder	Services provided	90,214	90,214	85,931	85,931
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,522,295	-	4,457,428	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	159,652	(159,652)	183,292	(183,292)
76,481,675-7	Cervecería Szot SpA.	Chile	Associate of subsidiary	Capital contribution	-	-	52,771	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	7,246	5,152	5,085	4,068
76,553,712-6	Heliservicios S.A.	Chile	Related to the controller	Services received	-	-	17,760	(17,760)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	113,507	(113,507)	152,578	(152,578)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	773,056	589,466	640,590	484,283
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	405,845	(405,845)	355,279	(355,279)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	5,691,405	3,761,223	4,807,422	2,884,453
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	10,555,440	-	11,062,488	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	2,756,584	2,756,584	3,154,653	3,154,653
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	302,332	(302,332)	162,589	(162,589)
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	990,073	-	818,433	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	5,432,008	-	4,956,446	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	768,325	-	637,313	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	35,016	3,863	25,204	6,467
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	3,731	2,464	4,727	3,116
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	3,922,143	-	4,158,228	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	20,362	14,330	15,941	12,753
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	227,106	(227,106)	260,177	(260,177)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	277,482	(277,482)	298,865	(298,865)
92,048,000-4	SAAM S.A.	Chile	Related to the controller's shareholder	Services received	11,453	(5,366)	103	(9)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	34,966	27,973	33,441	26,753
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,434,303	1,020,286	1,445,395	1,156,316
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	35,137,554	-	34,633,542	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,106	9,106	9,622	9,622
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	1,231,060,000	-	645,420,000	-
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	1,220,115,263	1,225,263	653,920,000	720,312
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	3,823,086	-	19,251,592	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	35,852	28,656	91,198	72,958
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	87,894	(87,894)	83,946	(83,946)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,095	779	1,150	920
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	167,149	(167,149)	131,269	(131,269)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	83,711	-	55,148	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	470,325	(470,325)	391,598	(391,598)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	10,055,050	-	8,481,780	-
96,919,980-7	Cervecería Austral S.A.	Chille	Joint venture	Dividends received	372,088	-	245,068	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	329,276	(329,276)	333,356	(333,356)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	258,099	258,099	253,473	253,473
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	38,444	28,125	413,117	183,835
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	165,325	(165,325)	369,097	(369,097)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	374,540,529	-	2,146,826	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	42,723,097	(753,383)	63,548,208	5,500,174
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	371,884,715	343,839	21,152,221	3,596
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	368,839	(368,839)	359,579	(359,579)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	247,781	218,469	219,821	175,857
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	24,944	(24,944)	393,705	(393,705)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittance send	-	-	717,900	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	444,677	444,677	731,310	731,310
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	3,029,169	-	2,804,870	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate (until july 2018)	Sales of products	194,516	73,916	425,664	161,752
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	67,426	(67,426)	-	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	-	-	28,232,532	-
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	59,505,559	-	21,080,358	-
0-E	Americas Distilling Investments	United States	Associate of subsidiary	Capital contribution	-	-	1,043,720	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	247,395	(247,395)	211,740	(211,740)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	11,604,832	-	13,493,244	-
0-E	Heineken Brouwerijen B.V	Netherlands	Related to the controller's shareholder	Sales of products	-	-	846,179	634,634
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	9,678,688	(9,678,688)	11,051,487	(11,051,487)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	73,733	(73,733)	166,677	(166,677)
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	2,003	1,318	2,139	1,497
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	671	392	630	441
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	7,697	4,737	6,358	4,450
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	327	229
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	12,401	8,101	3,162	2,214
0-E	Fundación Ñande Paraguay	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,602	947	2,998	2,099
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	217	107	283	198
0-E	Ganadera las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	836	242	1,575	1,103
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	5,973	4,154	2,714	1,900
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	871	610	-	-
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,069	2,825	7,354	5,148
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	32,858	19,080	31,154	21,808
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	25,861	16,339	58,202	40,741
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	706,629	(706,629)	410,421	(410,421)

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

The Board was appointed at the Ordinary Shareholders´ Meeting held on April 17, 2019, being elected Messrs.
Andrónico Luksic Craig, Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, José Miguel Barros van Hövell tot Westerflier, Hemmo Parson, Rory Cullinan and Vittorio Corbo Lioi
, the latter independent according to article 50 bis of Law Nº18,046. The Chairman and the Vice Chairman, as well as the members of the Audit Committee were appointed at the Board of Directors´ meeting held on April 17, 2019. At the same meeting, and according to article 50 bis of Law N° 18,046, the independent Director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which is composed of Directors Messrs. Corbo, Pérez and Molina. Additionally, Messrs. Corbo and Molina were appointed as members of the Audit Committee, both meeting the independence criteria under the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the New York Stock Exchange Rules. The Board of Directors also resolved that Directors Messrs. Pérez and Barros shall participate in the Audit Committee´s meetings as observers.

The Ordinary Shareholders´ Meeting referred to above resolved to maintain the remuneration of the Directors agreed at the previous Ordinary Shareholders´ Meeting, which consists of a gross monthly fee for attendance to Board Meetings of UF 100 per Director, and UF 200 for the Chairman, regardless of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends, for the Board as a whole, at a rate of one-ninth for each Director and in proportion to the time each one served as such during the year 2019. If the distributed dividends exceed 50% of the net profits, the Board of Directors’ variable remuneration shall be calculated over a maximum 50% of such profits.

Additionally, the Ordinary Shareholders´ Meeting resolved that those Directors that are members of the Directors Committee receive a gross remuneration of UF 50 for each meeting they attend, plus the amount that, as the percentage of the dividends, is required to complete one third of the total remuneration a Director is entitled to pursuant to article 50 bis of Law Nº 18,046 and Regulation N° 1956 of the CMF. Directors that are members and observers of the Audit Committee receive a gross monthly remuneration of UF 50.

The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2019 (*)	2018	2017
	ThCh$	ThCh$	ThCh$
Audit's Committee	47,386	29,185	23,222
Directors' Committee	47,154	35,179	23,470
Attendance meetings fee	1,266,892	952,490	962,074
Dividend Participation	6,038,934	2,270,840	2,137,753

(*) Includes payments of attendance meetings fee and dividend participation accrued in 2018.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Directors' Committee	13,650	16,457	14,195
Attendance meetings fee	190,080	178,913	177,927
Dividend Participation	18,541	22,144	32,692

The Chief Executives’ Remuneration as of December 31, 2019 amounted to ThCh$ 7,993,975 (ThCh$ 7,308,365 in 2018 and ThCh$ 6,449,061 in 2017). The Company grants to the Chief Executives annual bonuses, which have an optional, discretional and variable nature, not contractual and assigned according to compliance of individual and corporate goals and based on the incomes of the year.